UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois   60045

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 Field Drive

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Forester Value Fund
	Schedule of Investments
	December 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 71.70%

Basic Materials - 1.78%
62,200	Goldcorp., Inc. (Canada)	$ 1,151,944
35,800	Halliburton Co.	1,408,014
		2,559,958
Consumer Discretionary - 7.98%
6,300	AutoZone, Inc. *	3,900,393
85,200	Jarden Corp.	4,079,376
176,800	J.C. Penney Co., Inc. *	1,145,664
31,350	Target Corp.	2,379,779
		11,505,212

Consumer Staples - 11.55%
16,900	Altria Group, Inc.	832,663
115,600	ConAgra Foods, Inc.	4,193,968
57,080	CVS Caremark Corp.	5,497,375
51,800	General Mills, Inc.	2,762,494
52,500	The Kroger Co.	3,371,025
		16,657,525
Energy - 4.51%
24,210	Chevron Corp.	2,715,878
22,800	Exxon Mobil Corp.	2,107,860
59,300	Marathon Oil Corp.	1,677,597
		6,501,335
Financial - 12.94%
71,840	Allstate Corp.	5,046,760
43,330	Aon Corp.	4,108,984
42,520	Travelers Companies, Inc.	4,500,742
111,460	US Bancorp, Inc.	5,010,127
		18,666,613
Health Care - 14.58%
8,550	Amgen, Inc.	1,361,930
14,900	Gilead Sciences, Inc. *	1,404,474
29,300	Johnson & Johnson	3,063,901
56,241	Merck & Co., Inc.	3,193,926
58,600	Mylan, Inc. *	3,303,282
128,354	Pfizer, Inc.	3,998,227
46,530	UnitedHealth Group, Inc.	4,703,718
		21,029,458
Industrial Goods - 6.30%
29,020	3M Co.	4,768,566
43,220	Honeywell International, Inc.	4,318,542
		9,087,108
Technology - 6.65%
15,700	International Business Machines Corp.	2,518,908
90,500	Microsoft Corp.	4,203,725
63,740	Oracle Corp.	2,866,388
		9,589,021
Telecommunications - 0.69%
29,450	AT&T, Inc.	989,225

Utilities - 1.57%
74,910	American Electric Power Co., Inc.	4,548,535
46,200	Southern Co.	2,268,882
		6,817,417

TOTAL FOR COMMON STOCKS (Cost $57,744,624) - 71.70%		$ 103,402,872

PUT OPTIONS - 1.16%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	SPDR S&P 500 ETF *
400,000	February 2015 Put @ 194.00	776,000

	SPDR S&P 500 ETF *
400,000	February 2015 Put @ 196.00	892,000

TOTAL FOR PUT OPTIONS (Premiums Paid $1,833,480) - 1.16%		1,668,000

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 19.41%
28,000,000	U.S. Government Treasury Bill, 05/21/2015, 0.00%	27,993,784

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $27,990,799) - 19.41%		27,993,784

SHORT TERM INVESTMENTS - 7.55%
10,891,009	Fidelity Institutional Treasury Only Money Market Fund 0.01% **	10,891,009

TOTAL FOR SHORT TERM INVESTMENTS (Cost $10,891,009) - 7.55%		10,891,009

TOTAL INVESTMENTS (Cost $98,200,838) - 99.82%		$ 143,955,665

OTHER ASSETS LESS LIABILITIES - 0.18%		259,075

NET ASSETS - 100.00%		$ 144,214,740

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2014.
ADR - American Depository Receipts.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS

At December 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $98,200,838 amounted to $45,752,677, which consisted of aggregate gross unrealized appreciation of $47,481,864 and aggregate gross unrealized depreciation of $1,729,187.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$103,402,872	$0	$0	$103,402,872
Put Options	$1,668,000	$0	$0	$1,668,000
Short Term Investments:
U.S. Treasury Bill	$27,993,784	$0	$0	$27,993,784
Fidelity Institutional Treasury	$10,891,009	$0	$0	$10,891,009
Total	$143,955,665	$0	$0	$143,955,665

	Forester Discovery Fund
	Schedule of Investments
	December 31, 2014 (Unaudited)

Shares		Value

COMMON STOCKS - 40.62%

Basic Materials - 0.97%
4,390	Goldcorp, Inc. (Canada)	$ 81,303

Consumer Discretionary - 3.13%
4,700	Michelin ADR	84,788
15,170	Panasonic Corp. ADR	178,551
		263,339
Consumer Staples - 8.94%
1,835	Diageo Plc. ADR	209,355
2,760	Imperial Tobacco Group Plc. ADR	241,500
3,700	Svenska Cellulosa AB ADR	79,513
5,460	Unilever Plc ADR	221,021
		751,389
Energy - 2.27%
2,900	Statoil ASA ADR	51,069
1,600	Suncor Energy, Inc. (Canada)	50,848
1,730	Total SA ADR	88,576
		190,493
Financial Services - 7.00%
5,650	AXA Group ADR	129,329
3,180	HSBC Holdings Plc. ADR	150,191
3,440	Prudential Plc. ADR	158,825
3,140	The Toronto-Dominion Bank NY (Canada)	150,029
		588,374
Health Care - 8.03%
950	AstraZeneca Plc. ADR	66,861
2,730	GlaxoSmithKline Plc. ADR	116,680
4,690	Sanofi ADR	213,911
4,830	Teva Pharmaceutical Industries Ltd. ADR	277,773
		675,225
Industrial Goods - 2.40%
1,800	Siemens AG ADR	201,600

Technology - 2.21%
2,670	SAP AG ADR	185,966

Telecommunications - 3.44%
1,400	BT Group, Plc. ADR	86,786
7,920	Nippon Telegraph & Telephone Corp. ADR	202,831
		289,617
Utilities - 2.24%
2,660	National Grid Plc. ADR	187,956

TOTAL FOR COMMON STOCKS (Cost $2,948,318) - 40.62%		$ 3,415,262

U.S. GOVERNMENT OBLIGATIONS - 47.56%

3,000,000	US Government Treasury Bill, 0.00%, 05/21/2015	3,999,112

TOTAL FOR U.S. GOVERNMENT OBLIGATIONS (Cost $3,998,686) - 47.56%		$ 3,999,112

SHORT TERM INVESTMENTS - 11.87%
998,263	Fidelity Institutional Treasury 0.01%** (Cost $998,263)	998,263

TOTAL INVESTMENTS (Cost $7,945,266) - 100.05%		$ 8,412,637

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05%)		(4,169)

NET ASSETS - 100.00%		$ 8,408,468

** Variable rate security; the coupon rate shown represents the yield at December 31, 2014.
ADR - American Depository Receipts.

NOTES TO FINANCIAL STATEMENTS
Forester Discovery Fund
1. SECURITY TRANSACTIONS

At December 31, 2014 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,945,266 amounted to $467,370, which consisted of aggregate gross unrealized appreciation of $650,064 and aggregate gross unrealized depreciation of $182,694.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2014:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,415,262	$0	$0	$3,415,262
U.S. Government Obligations	$3,999,112	$0	$0	$3,999,112
Cash Equivalents	$998,263	$0	$0	$998,263
Total	$8,412,637	$0	$0	$8,412,637

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By

Thomas H. Forester

CEO and CFO

Date February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Thomas H. Forester

CEO and CFO

Date February 26, 2015